DISCONTINUED OPERATIONS AND EXIT/SALE OF PRODUCT LINES	12 Months Ended
Dec. 29, 2012
DISCONTINUED OPERATIONS AND EXIT/SALE OF PRODUCT LINES
DISCONTINUED OPERATIONS AND EXIT/SALE OF PRODUCT LINES

NOTE 2. DISCONTINUED OPERATIONS AND EXIT/SALE OF PRODUCT LINES

Discontinued Operations

In December 2011, we signed an agreement to sell our OCP business to 3M Company ("3M") for gross cash proceeds of $550 million, subject to adjustment in accordance with the terms of the agreement. This business comprises substantially all of our previously reported OCP segment. On October 3, 2012, we and 3M mutually agreed to terminate the agreement. We continued to pursue the divestiture of the OCP business through the end of 2012 and classified its operating results, together with certain costs associated with the planned divestiture, as discontinued operations in the Consolidated Statements of Income for all periods presented. Assets and liabilities of this business are classified as "held for sale" in the Consolidated Balance Sheets at December 29, 2012 and December 31, 2011.

        On January 29, 2013, we entered into an agreement to sell our OCP and DES businesses to CCL for a total purchase price of $500 million in cash, subject to adjustment in accordance with the terms of the agreement. The transaction is subject to customary closing conditions and regulatory approvals, and is expected to close in mid-2013. The operating results of the DES business, reported in our other specialty converting businesses for all periods presented, are expected to be classified as discontinued operations beginning in the first quarter of 2013.

        As part of the agreement with CCL, we agreed to enter into a supply agreement with CCL at closing, pursuant to which CCL would purchase certain pressure-sensitive label stock, adhesives and other base material products for up to six years after closing. Additionally, we agreed to enter into a transition services agreement at closing, under which certain transitional services would be provided primarily by us to CCL for up to 15 months after closing. The purpose of these services would be to provide short-term assistance to CCL in assuming the operations of the OCP and DES businesses. While both agreements are expected to continue generating revenues and cash flows from OCP and DES, the estimated amounts and our continuing involvement in the OCP and DES operations are not expected to be significant to us as a whole.

        The operating results of the OCP discontinued operations were as follows:

(In millions)	2012	2011	2010

Net sales	$726.0	$760.4	$809.3

Income before taxes	$68.5	$64.9	$112.3
Provision for income taxes	22.2	29.2	37.2

Income from discontinued operations, net of tax	$46.3	$35.7	$75.1

        The comparison of the operating results to the respective prior periods are affected by a number of factors, including the cessation of depreciation and amortization in the current period as the assets of the business were classified as "held for sale," the elimination of certain corporate cost allocations, and the inclusion of certain divestiture-related costs.

        Net sales from our continuing operations to our OCP discontinued operations were $86 million, $85.6 million, and $78.6 million during 2012, 2011, and 2010, respectively. These sales have been included in "Net sales" in the Consolidated Statements of Income.

        The carrying values of the major classes of assets and liabilities related to the OCP discontinued operations were as follows:

(In millions)	2012	2011

Assets
Trade accounts receivable, net	$119.0	$117.7
Inventories, net	57.2	50.9
Other current assets	7.7	5.9

Total current assets	183.9	174.5
Property, plant and equipment, net	79.5	74.2
Goodwill	167.9	166.0
Other intangibles resulting from business acquisitions, net	32.5	32.9
Other assets	8.4	7.3

	$472.2	$454.9

Liabilities
Short-term borrowings	$–	$1.1
Accounts payable	31.2	34.7
Accrued payroll and employee benefits	21.2	10.9
Other accrued liabilities	91.9	94.2

Total current liabilities	144.3	140.9
Non-current liabilities	16.2	13.6

	$160.5	$154.5

Exit/Sale of Product Lines

In the third quarter of 2012, we exited certain product lines in the previously reported OCP segment, incurring exit costs of $3.9 million (included in "Other expense, net" in the Consolidated Statements of Income). The operating results of these product lines, which are not significant, were included in other specialty converting businesses for all periods presented.

        In 2011, we received proceeds totaling $21.5 million from the sale of two product lines, one from our Performance Films business ($21 million) and the other from our Label and Packaging Materials business ($.5 million). In 2012, we received an additional $.8 million from the product line sale in our Label and Packaging Materials business. In connection with the sale of the product line from the Performance Films business, we recognized a gain of $5.6 million in 2011 (included in "Other expense, net" in the Consolidated Statements of Income).